Quarterly Report
August 31, 2020
MFS®  Government Markets Income Trust
MGF-Q3

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 104.0%
U.S. Bonds – 97.1%
Aerospace – 0.4%
Boeing Co., 5.805%, 5/01/2050	$500,000	$599,851
Asset-Backed & Securitized – 4.0%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 7% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	$317,802	$312,834
BBCMS Mortgage Trust 2017-C1,“A-4”, 3.674%, 2/15/2050	490,000	555,225
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053	375,000	416,596
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	100,000	100,485
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	134,582	151,555
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.007%, 12/15/2072 (i)(n)	1,441,453	93,767
COMM 2013-WWP Mortgage Trust, 3.897%, 3/10/2031 (n)	564,000	602,810
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	290,814	324,757
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	327,000	352,704
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	292,470	325,068
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	33,518	33,707
GS Mortgage Securities Trust, 2020-GC45, “A5”, 3.5%, 2/13/2053	245,853	271,216
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.675% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	429,010	420,231
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.305% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	452,738	443,302
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	59,686	67,214
Morgan Stanley Capital I Trust, 2014-MP, 3.816%, 8/11/2033 (n)	100,000	102,004
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.031%, 12/15/2051 (i)	1,673,990	95,848
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 1.075% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	236,815	234,225
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.475% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	383,677	377,592
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	279,000	317,674
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 2.659%, 1/15/2052 (i)(n)	989,883	62,654
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	590,926	665,687
		$6,327,155
Automotive – 0.5%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$233,000	$241,250
Hyundai Capital America, 2.375%, 2/10/2023 (n)	115,000	118,036
Toyota Motor Credit Corp., 3.375%, 4/01/2030	320,000	373,789
		$733,075
Broadcasting – 0.6%
Discovery, Inc., 4.65%, 5/15/2050	$229,000	$262,869
Walt Disney Co., 3.5%, 5/13/2040	612,000	686,157
		$949,026
Brokerage & Asset Managers – 0.3%
Raymond James Financial, 4.65%, 4/01/2030	$374,000	$455,464
Building – 0.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$90,860
Business Services – 0.2%
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	$271,000	$299,327
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$281,613
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	112,058
		$393,671

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Computer Software - Systems – 0.4%
Apple, Inc., 3.25%, 2/23/2026	$400,000	$452,171
Apple, Inc., 4.375%, 5/13/2045	121,000	159,813
		$611,984
Consumer Services – 0.5%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$171,771
Visa, Inc., 1.9%, 4/15/2027	620,000	656,682
		$828,453
Electronics – 0.6%
Broadcom, Inc., 4.75%, 4/15/2029	$750,000	$880,251
Energy - Integrated – 0.5%
Exxon Mobil Corp., 3.452%, 4/15/2051	$714,000	$800,731
Food & Beverages – 1.9%
Campbell Soup Co., 3.125%, 4/24/2050	$366,000	$370,130
Constellation Brands, Inc., 4.65%, 11/15/2028	1,500,000	1,803,245
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	650,000	754,687
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	49,754
		$2,977,816
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$26,000	$25,686
Howard University, Washington D.C., 2.738%, 10/01/2022	28,000	28,456
Howard University, Washington D.C., 2.801%, 10/01/2023	31,000	31,799
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	33,000	33,702
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	43,022
		$162,665
Insurance – 0.1%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$135,164
Insurance - Health – 0.6%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$888,539
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$99,000	$111,014
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$625,000	$672,654
Major Banks – 1.2%
Bank of America Corp., 3.004%, 12/20/2023	$183,000	$192,829
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	241,000	258,720
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	485,000	528,006
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	588,000	683,121
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031 (n)	138,000	157,682
		$1,820,358
Medical & Health Technology & Services – 1.6%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$140,000	$177,193
HCA, Inc., 4.125%, 6/15/2029	785,000	904,454
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	135,761
Montefiore Obligated Group, 5.246%, 11/01/2048	614,000	797,878
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	250,000	305,194

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Medical & Health Technology & Services – continued
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	$175,000	$206,808
		$2,527,288
Mortgage-Backed – 49.4%
Fannie Mae, 6%, 7/01/2021 - 7/01/2037	$533,825	$627,353
Fannie Mae, 2.152%, 1/25/2023	238,810	243,925
Fannie Mae, 2.41%, 5/01/2023	118,921	123,725
Fannie Mae, 2.55%, 5/01/2023	102,159	106,650
Fannie Mae, 2.59%, 5/01/2023	64,921	67,847
Fannie Mae, 3.78%, 10/01/2023	60,230	65,024
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	5,036,492	5,413,877
Fannie Mae, 2.7%, 7/01/2025	200,000	217,058
Fannie Mae, 3.43%, 6/01/2026	186,904	210,086
Fannie Mae, 3.59%, 9/01/2026	68,997	78,309
Fannie Mae, 2.28%, 11/01/2026	71,746	76,980
Fannie Mae, 2.67%, 12/25/2026	729,000	793,815
Fannie Mae, 3.147%, 3/25/2028	363,000	409,045
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	6,645,524	7,292,194
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	5,959,837	6,371,977
Fannie Mae, 4.96%, 6/01/2030	106,092	126,067
Fannie Mae, 6.5%, 5/01/2031 - 2/01/2037	339,690	393,150
Fannie Mae, 2.5%, 11/01/2031 - 7/01/2050	1,330,968	1,403,489
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	159,848	16,671
Fannie Mae, 3%, 2/25/2033 (i)	188,850	20,565
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	1,971,052	2,311,572
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	552,725	634,522
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	3,222,861	3,598,119
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	355,223	365,233
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	847,488	864,455
Fannie Mae, 2.75%, 9/25/2042	209,871	220,705
Fannie Mae, TBA, 2%, 1/11/2028 - 10/01/2050	750,000	776,336
Fannie Mae, TBA, 2.5%, 9/01/2035 - 10/01/2050	4,275,000	4,490,860
Fannie Mae, TBA, 3%, 9/01/2035 - 9/01/2050	1,548,704	1,632,341
Fannie Mae, TBA, 1.5%, 8/01/2050	150,000	153,536
Freddie Mac, 3.034%, 10/25/2020	47,694	47,720
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	272,592	320,358
Freddie Mac, 2.355%, 7/25/2022	500,000	515,252
Freddie Mac, 2.51%, 11/25/2022	496,000	516,011
Freddie Mac, 3.32%, 2/25/2023	433,000	461,187
Freddie Mac, 3.06%, 7/25/2023	294,000	313,520
Freddie Mac, 3.458%, 8/25/2023	367,000	395,784
Freddie Mac, 1.022%, 4/25/2024 (i)	4,024,036	100,838
Freddie Mac, 0.733%, 7/25/2024 (i)	4,717,430	86,709
Freddie Mac, 3.064%, 8/25/2024	489,568	532,245
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	588,276	654,351
Freddie Mac, 2.67%, 12/25/2024	827,000	894,932
Freddie Mac, 2.811%, 1/25/2025	642,000	699,159
Freddie Mac, 3.329%, 5/25/2025	928,000	1,035,939
Freddie Mac, 3.01%, 7/25/2025	225,000	248,677
Freddie Mac, 3.3%, 10/25/2026	605,000	690,530
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	6,518,322	7,027,935
Freddie Mac, 1.482%, 3/25/2027 (i)	391,000	32,063
Freddie Mac, 0.427%, 7/25/2027 (i)	8,557,949	310,095
Freddie Mac, 0.564%, 8/25/2027 (i)	6,717,890	184,753
Freddie Mac, 0.434%, 1/25/2028 (i)	5,029,476	110,522

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.902%, 1/25/2028 (i)	$12,211,661	$261,000
Freddie Mac, 0.269%, 2/25/2028 (i)	14,176,671	160,101
Freddie Mac, 2.5%, 3/15/2028	50,999	53,223
Freddie Mac, 0.262%, 4/25/2028 (i)	9,072,639	95,707
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	5,348,382	5,793,492
Freddie Mac, 3.854%, 6/25/2028	300,000	359,811
Freddie Mac, 3.926%, 7/25/2028	909,308	1,097,364
Freddie Mac, 3.92%, 9/25/2028	50,000	60,589
Freddie Mac, 3.78%, 10/25/2028	160,368	192,371
Freddie Mac, 4.06%, 10/25/2028	168,000	204,827
Freddie Mac, 1.218%, 7/25/2029 (i)	1,261,965	106,962
Freddie Mac, 1.269%, 8/25/2029 (i)	2,564,818	227,444
Freddie Mac, 0.756%, 11/25/2029 (i)	3,528,029	184,703
Freddie Mac, 1.916%, 4/25/2030 (i)	600,527	92,977
Freddie Mac, 1.985%, 4/25/2030 (i)	1,277,474	204,873
Freddie Mac, 1.766%, 5/25/2030 (i)	612,877	88,824
Freddie Mac, 1.906%, 5/25/2030 (i)	1,389,954	215,682
Freddie Mac, 1.436%, 6/25/2030 (i)	559,633	66,054
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	312,892	366,341
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	1,391,133	1,601,433
Freddie Mac, 5.5%, 2/15/2036 (i)	49,050	9,602
Freddie Mac, 2%, 8/15/2036	572,577	581,424
Freddie Mac, 6.5%, 5/01/2037	54,352	62,284
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	366,171	402,591
Freddie Mac, 4.5%, 12/15/2040 (i)	17,688	1,693
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	603,804	708,794
Ginnie Mae, 5.708%, 8/20/2034	135,635	156,654
Ginnie Mae, 5.879%, 1/20/2039	182,268	212,955
Ginnie Mae, 4%, 5/16/2039 - 4/20/2050	698,614	753,273
Ginnie Mae, 4.5%, 9/20/2041	188,647	208,870
Ginnie Mae, 3.5%, 10/20/2041 (i)	82,126	6,890
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	1,344,151	1,456,085
Ginnie Mae, 2.5%, 6/20/2042	20,000	22,081
Ginnie Mae, 4%, 8/16/2042 (i)	76,690	10,881
Ginnie Mae, 2.25%, 9/20/2043	117,891	120,026
Ginnie Mae, 3%, 4/20/2045 - 8/20/2050	4,064,251	4,288,737
Ginnie Mae, 5.87%, 4/20/2058	5,800	6,757
Ginnie Mae, 1.262%, 2/16/2059 (i)	400,343	20,092
Ginnie Mae, TBA, 3%, 9/01/2050	500,000	526,484
Ginnie Mae, TBA, 3.5%, 9/01/2050	1,325,000	1,394,407
Ginnie Mae, TBA, 2%, 10/01/2050	125,000	129,229
Ginnie Mae, TBA, 2.5%, 10/01/2050 - 7/15/2053	825,000	867,985
		$77,665,638
Municipals – 3.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$750,000	$741,810
California Department of Water Resources Rev. (Central Valley Project Water System), “BC”, 1.409%, 12/01/2029	160,000	160,982
Chicago, IL, General Obligation, “C”, AGM, 6.207%, 1/01/2036	1,010,000	1,271,014
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 3.411%, 1/01/2043	240,000	248,892
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	1,182,000	1,152,072
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	55,402
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036	1,215,000	1,021,779
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	195,000	195,840
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	470,000	478,244
		$5,326,035

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Oils – 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$154,463
Pharmaceuticals – 0.1%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$106,472
Retailers – 0.6%
Home Depot, Inc., 2.7%, 4/15/2030	$700,000	$777,548
Target Corp., 2.65%, 9/15/2030	138,000	153,527
		$931,075
Specialty Stores – 0.4%
TJX Cos., Inc., 3.75%, 4/15/2027	$600,000	$690,473
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$242,134
Telecommunications - Wireless – 0.8%
Crown Castle International Corp., 3.25%, 1/15/2051	$464,000	$481,852
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)	650,000	777,933
		$1,259,785
Transportation - Services – 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$37,423
U.S. Government Agencies and Equivalents – 1.4%
AID Tunisia, 2.452%, 7/24/2021	$235,000	$235,137
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	418,000	419,566
Private Export Funding Corp., 2.3%, 9/15/2020	360,000	360,301
Small Business Administration, 6.35%, 4/01/2021	5,612	5,662
Small Business Administration, 6.34%, 5/01/2021	8,503	8,609
Small Business Administration, 6.44%, 6/01/2021	6,951	7,070
Small Business Administration, 6.625%, 7/01/2021	8,368	8,505
Small Business Administration, 5.52%, 6/01/2024	36,986	39,204
Small Business Administration, 2.21%, 2/01/2033	140,763	146,323
Small Business Administration, 2.22%, 3/01/2033	234,349	243,545
Small Business Administration, 3.15%, 7/01/2033	184,473	198,044
Small Business Administration, 3.62%, 9/01/2033	180,452	199,175
Tennessee Valley Authority, 0.75%, 5/15/2025	268,000	272,212
		$2,143,353
U.S. Treasury Obligations – 26.1%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$48,000	$66,572
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	529,108
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,704,871
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	7,104,696
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	613,044
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	2,209,677
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	4,931,181
U.S. Treasury Bonds, 2.875%, 11/15/2046	3,470,000	4,579,587
U.S. Treasury Bonds, 3%, 2/15/2048	804,400	1,092,538
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027	1,787,594	1,987,964
U.S. Treasury Notes, 1.75%, 6/15/2022	1,500,000	1,542,891
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	628,164
U.S. Treasury Notes, 2.5%, 5/15/2024	2,955,000	3,207,329
U.S. Treasury Notes, 2.875%, 7/31/2025	3,100,000	3,495,008
U.S. Treasury Notes, 2%, 8/15/2025	98,000	106,334
U.S. Treasury Notes, 2%, 11/15/2026	6,071,000	6,663,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.75%, 11/15/2029	$518,000	$569,598
		$41,032,433
Utilities - Electric Power – 0.5%
FirstEnergy Corp., 3.9%, 7/15/2027	$694,000	$761,640
Total U.S. Bonds		$152,616,270
Foreign Bonds – 6.9%
Australia – 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$18,073
Brazil – 0.3%
Centrais Eletricas Brasileiras S.A., 3.625%, 2/04/2025 (n)	$400,000	$400,504
Chile – 0.6%
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$241,000	$253,354
Empresa de Transporte de Pasajeros Metro S.A. (Republic of Chile), 3.65%, 5/07/2030 (n)	218,000	242,252
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	200,000	217,300
Transelec S.A., 4.25%, 1/14/2025	200,000	216,000
		$928,906
China – 0.4%
Industrial and Commercial Bank of China, 4.875%, 9/21/2025	$294,000	$334,976
State Grid Overseas Investment (2014) Ltd. (People's Republic of China), 4.125%, 5/07/2024 (n)	240,000	266,242
		$601,218
Croatia – 0.2%
Republic of Croatia, 6.375%, 3/24/2021	$306,000	$315,253
Germany – 0.2%
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)	$260,000	$270,310
India – 0.3%
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	$370,000	$396,825
Italy – 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$366,000	$378,651
Kazakhstan – 0.3%
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)	$434,000	$519,897
Kuwait – 0.2%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$253,000	$270,613
Malaysia – 0.5%
PETRONAS Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)	$386,000	$437,297
PETRONAS Capital Ltd. (Federation of Malaysia), 4.55%, 4/21/2050 (n)	269,000	353,988
		$791,285
Mexico – 0.5%
United Mexican States, 3.9%, 4/27/2025	$200,000	$220,100
United Mexican States, 4.75%, 4/27/2032	524,000	600,504
		$820,604
Netherlands – 0.2%
ING Groep N.V., 3.15%, 3/29/2022	$350,000	$364,102

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Panama – 0.5%
Republic of Panama, 3.16%, 1/23/2030	$358,000	$389,952
Republic of Panama, 4.5%, 4/01/2056	297,000	385,657
		$775,609
Peru – 0.3%
Petroleos del Peru S.A., 4.75%, 6/19/2032	$455,000	$510,738
Qatar – 0.3%
State of Qatar, 3.75%, 4/16/2030 (n)	$398,000	$463,463
Singapore – 0.2%
United Overseas Bank Ltd., 3.75% to 4/15/2024, FLR (CMT - 5yr. + 1.5%) to 4/15/2029 (n)	$309,000	$330,644
Thailand – 0.3%
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)	$470,000	$467,692
United Arab Emirates – 0.3%
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)	$429,000	$450,467
United Kingdom – 1.1%
B.A.T. Capital Corp., 2.764%, 8/15/2022	$438,000	$455,202
B.A.T. Capital Corp., 4.7%, 4/02/2027	600,000	695,602
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	266,000	277,888
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	267,000	286,868
Reynolds American, Inc., 4%, 6/12/2022	79,000	83,725
		$1,799,285
Total Foreign Bonds		$10,874,139
Total Bonds		$163,490,409
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.1% (v)	3,153,378	$3,153,378

Other Assets, Less Liabilities – (6.0)%		(9,456,714)
Net Assets – 100.0%		$157,187,073
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,153,378 and $163,490,409, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,828,132, representing 6.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate

Portfolio of Investments (unaudited) – continued
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
Derivative Contracts at 8/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	54	$11,931,047	December - 2020	$2,341
U.S. Treasury Bond	Short	USD	82	14,408,938	December - 2020	65,090
						$67,431
At August 31, 2020, the fund had liquid securities with an aggregate value of $433,876 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$43,175,786	$—	$43,175,786
Non - U.S. Sovereign Debt	—	7,054,215	—	7,054,215
Municipal Bonds	—	5,326,035	—	5,326,035
U.S. Corporate Bonds	—	19,879,521	—	19,879,521
Residential Mortgage-Backed Securities	—	77,665,638	—	77,665,638
Commercial Mortgage-Backed Securities	—	4,751,320	—	4,751,320
Asset-Backed Securities (including CDOs)	—	1,575,835	—	1,575,835
Foreign Bonds	—	4,062,059	—	4,062,059
Mutual Funds	3,153,378	—	—	3,153,378
Total	$3,153,378	$163,490,409	$—	$166,643,787
Other Financial Instruments
Futures Contracts – Assets	$67,431	$—	$—	$67,431
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,624,892	$37,680,597	$38,151,892	$(59)	$(160)	$3,153,378
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$21,542	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.